Short-term financings and long-term debt	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Short-term financings and long-term debt
Short-term financings and long-term debt
Our short-term financings and long-term debt outstanding as of June 30, 2012 and December 31, 2011 are listed below.

	June 30,	December 31,
	2012	2011
	(in thousands)
Long-term debt, net of current portion	$4	$7,009
Current portion of long-term debt	8,266	2,753
Short-term financings	169	182
Short-term debt	8,435	2,935
Total debt	8,439	9,944
Less: Carrying value of debt placement fee(1)	(171)	(204)
Total debt, net of debt placement fee	$8,268	$9,740

(1)	Represents fees incurred in connection with our term loan with Black Sea Trade and Development Bank.
Details of our long-term debt by facility as of June 30, 2012 are as follows:

Lender	Description / Term	Total Facility		Outstanding Amount	Interest Rate	Security/Covenant
		(in thousands)
ICICI Bank	Working Capital	$168		$168	ICICI I-Base +5.5%	Secured by assets of Air2Web India Pvt Ltd
Black Sea Trade and Development Bank	Term facility due September 2015 and October 2015	9,433		7,235	3 month Euribor + 4%	See below
ING	Term facility due April 2014	1,887		$957	3 month Euribor + 2.5%	Secured by assets of Mobile Interactive Group, Ltd.
Other		79	79	$79
Total debt:		$11,567		$8,439

Future principal repayments under all debt arrangements as of June 30, 2012 are as follows:

Amount
(in thousands)
2012	$1,592
2013	2,702
2014	2,462
2015	1,683
Total	$8,439

Debt Covenants
Our loan facility with Black Sea Trade and Development Bank (BSTD) requires us to maintain a net debt to operating EBITDA ratio of not more than 3.00 to 1; an EBIT to Net Interest Expense ratio of not less than 1.60 to 1, and a ratio of total liabilities to shareholders' equity of not more than 2.00 to 1, all on an annual basis. Although we report annually, we measure compliance on the total liabilities to shareholder's equity ratio on a semi-annual basis. As of June 30, 2012 we were in compliance with all of the covenants under this facility.
Secured Borrowings and Collateralized Receivables
As of June 30, 2012, and December 31, 2011, none of our accounts receivable were pledged as security against borrowings. The collateralized receivables are presented at their net present value. The interest rate implicit in the collateralized receivables was 6.0% as of June 30, 2012.
The average effective interest rates to finance our borrowing facilities as of June 30, 2012 ranged from 4.7% to 16.0%. The average effective interest rates to finance our borrowing facilities as of December 31, 2011 ranged from 4.0% to 15.5%.
Interest expense related to servicing our borrowing facilities is summarized below:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2012	2011	2012	2011
	(in thousands)
Interest expense:
Long-term loans	$121	$459	$284	$1,256
Short-term loans	—	162	3	446
Finance costs on factoring of receivables	139	429	378	821
Other interest costs	7	74	20	682
Accretion of debt discount and deferred purchase consideration	160	318	609	1,739
Total interest expense	427	1,442	1,294	4,944
Less: Interest income	(11)	(44)	(135)	(63)
Net interest expense	$416	$1,398	$1,159	$4,881

Revolving Credit Facility
In August 2012, we entered into a $50 million multi-currency senior revolving credit facility (“the Facility”), which expires on August 10, 2015. The face amount may be increased by an additional $50 million upon obtaining additional commitments from the existing or new lenders. Borrowings under the Facility will bear interest at the LIBOR rate plus a spread ranging from 2.25% to 2.75% or an adjusted base rate plus a spread ranging from 1.25% to 1.75%. The spread is dependent upon our leverage ratio, as calculated according to the terms of the loan agreement.
The Facility contains a number of customary negative and affirmative covenants, including covenants that limit liens, incur additional debt, make investments, enter into acquisitions, merge or consolidate, dispose of assets, pay dividends or make other restricted payments, all subject to certain exceptions. There are also several financial covenants that the Company is required to maintain, which includes a minimum fixed charge coverage ratio of 1.50 to 1.00, a maximum total leverage ratio of 2.50 to 1.00, a minimum liquidity ratio of 1.25 to 1.00, a minimum asset coverage ratio of 1.50 to 1.00, and a performance to plan test with respect to Consolidated Revenue and Consolidated Adjusted EBITDA. Our ability to use the Facility may be suspended and repayment of any outstanding balances may be required if we are unable to comply with these requirement in the future, or otherwise unable to obtain waivers or amendments.
In connection with the execution of the Facility, we repaid the entire Black Sea Trade and Development Bank loan of €5.9 million (approximately $7.2 million) to Black Sea Trade and Development Bank during the third quarter of 2012. The payment of $7.3 million consisted of the outstanding principal balance, accrued interest and fees.